Annual Fund Operating Expenses	Mar. 30, 2026
Infrastructure Capital Equity Income ETF | Infrastructure Capital Equity Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.67%	[2]
Expenses (as a percentage of Assets)	2.47%
Infrastructure Capital Small Cap Income ETF | Infrastructure Capital Small Cap Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.39%	[4]
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	2.20%
Infrastructure Capital Bond Income ETF | Infrastructure Capital Bond Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[7]
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	0.88%

[1]	The management fee is structured as a “unified fee.” Infrastructure Capital Advisors, LLC (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for interest and expense charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature, any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
[2]	“Other Expenses” include interest charges on borrowings, dividends and other expenses on securities sold short, which are Excluded Expenses.
[3]	The management fee is structured as a “unified fee.” Infrastructure Capital Advisors, LLC (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for interest and expense charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature, any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
[4]	“Other Expenses” include interest charges on borrowings, dividends and other expenses on securities sold short, which are Excluded Expenses.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[6]	The management fee is structured as a “unified fee.” Infrastructure Capital Advisors, LLC (the “Adviser”) has agreed to pay all expenses incurred by the Fund except for interest and expense charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature, any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
[7]	“Other Expenses” include interest charges on borrowings, dividends and other expenses on securities sold short, which are Excluded Expenses.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not reflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.